FINANCIAL INSTRUMENTS - Financial instruments per category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS
Financial assets	R$ 9,291,006	R$ 12,712,924
Financial liabilities	22,104,962	25,257,075
Financial income from assets	264,708	400,273
Financial income (expenses) from liabilities	(1,408,056)	(1,345,528)
Liabilities at fair value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial liabilities	1,267	6,584
Financial income (expenses) from liabilities	(12,503)	(58,068)
Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	22,103,695	25,250,491
Financial income (expenses) from liabilities	(1,395,553)	(1,287,460)
Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets	8,389,250	11,608,513
Financial income from assets	177,466	100,150
Assets at fair value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial assets	901,756	1,091,460
Financial income from assets	87,242	300,123
Assets at fair value with gains and losses recognized in shareholder's equity
FINANCIAL INSTRUMENTS
Financial assets		12,951
Trade accounts payable
FINANCIAL INSTRUMENTS
Financial liabilities	3,179,954	2,743,818
Trade accounts payable | Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	3,179,954	2,743,818
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	16,461,656	20,417,810
Loans and Financing | Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	16,461,656	20,417,810
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	47,928	165,423
Debentures | Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	47,928	165,423
FIDC Obligation
FINANCIAL INSTRUMENTS
Financial liabilities	1,135,077	1,007,259
FIDC Obligation | Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	1,135,077	1,007,259
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	625,410	514,599
Other current liabilities | Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	625,410	514,599
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	653,670	401,582
Other non-current liabilities | Other financial liabilities at amortized cost
FINANCIAL INSTRUMENTS
Financial liabilities	653,670	401,582
Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Financial liabilities	1,267	6,584
Unrealized losses on financial instruments | Liabilities at fair value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial liabilities	1,267	6,584
Cash and cash equivalents
FINANCIAL INSTRUMENTS
Financial assets	2,555,338	5,063,383
Cash and cash equivalents | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets	2,555,338	5,063,383
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	821,518	1,024,411
Short-term investments | Assets at fair value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial assets	821,518	1,024,411
Unrealized gains on financial instruments
FINANCIAL INSTRUMENTS
Financial assets		12,951
Unrealized gains on financial instruments | Assets at fair value with gains and losses recognized in shareholder's equity
FINANCIAL INSTRUMENTS
Financial assets		12,951
Trade accounts receivable
FINANCIAL INSTRUMENTS
Financial assets	2,798,420	3,576,699
Trade accounts receivable | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets	2,798,420	3,576,699
Related parties
FINANCIAL INSTRUMENTS
Financial assets	51,839	57,541
Related parties | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets	51,839	57,541
Judicial deposits
FINANCIAL INSTRUMENTS
Financial assets	2,051,181	1,861,784
Judicial deposits | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets	2,051,181	1,861,784
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	469,737	668,895
Other current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets	469,737	668,895
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	542,973	447,260
Other non-current assets | Loans and receivables
FINANCIAL INSTRUMENTS
Financial assets	462,735	380,211
Other non-current assets | Assets at fair value with gains and losses recognized in income
FINANCIAL INSTRUMENTS
Financial assets	R$ 80,238	R$ 67,049